Stockholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 08, 2021
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	300,000,000
Preferred stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	117,160,000	35,582,000
Common stock shares outstanding (in shares)	114,452,000	34,692,000	31,625,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Earn Out shares	2,400,000
Derivative liabilities	$ 16,925	$ 0
Gain (loss) on derivatives	23,885	(558)
Sponsor earn-out shares
Class of Stock [Line Items]
Derivative liabilities	4,700	$ 0
Gain (loss) on derivatives	$ 12,900